Reinsurance - Effect of Reinsurance Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 26.9	$ 24.8	$ 26.4
Premiums assumed	0.3	2.6	5.3
Premiums ceded	(26.2)	(22.9)	(10.0)
Net earned premiums	1.0	4.5	21.7
Direct policyholder benefits	37.8	101.1	31.4
Policyholder benefits assumed	0.0	2.0	6.0
Policyholder benefits ceded	(37.4)	(100.1)	(21.1)
Net policyholder benefits	0.4	3.0	16.3
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	8.4	9.4	9.1
Premiums assumed	0.0	0.0	0.0
Premiums ceded	(8.4)	(9.4)	(9.1)
Net earned premiums	0.0	0.0	0.0
Direct policyholder benefits	27.0	92.1	20.4
Policyholder benefits assumed	0.0	0.2	0.0
Policyholder benefits ceded	(27.0)	(92.3)	(20.4)
Net policyholder benefits	0.0	0.0	0.0
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	18.5	15.4	17.3
Premiums assumed	0.3	2.6	5.3
Premiums ceded	(17.8)	(13.5)	(0.9)
Net earned premiums	1.0	4.5	21.7
Direct policyholder benefits	10.8	9.0	11.0
Policyholder benefits assumed	0.0	1.8	6.0
Policyholder benefits ceded	(10.4)	(7.8)	(0.7)
Net policyholder benefits	$ 0.4	$ 3.0	$ 16.3